ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2012 shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 USD ($) item shares	Jun. 30, 2014 shares	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 shares
Debt Instrument [Line Items]
Property and equipment estimated useful life					3 years
Antidilutive common share equivalents			13,735,471	5,972,535	13,096,470	5,296,001
Number of operating segments | item			1		1
Uninsured cash bank balance | $		$ 1,016,000	$ 1,016,000		$ 1,343,000
Weighted Average Number Diluted Shares Outstanding Adjustment		2,609,271
Accounts receivable [Member] | one SRAX AD Exchange customer and one additional customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage					34.00%
Accounts receivable [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			80.00%
Revenues [Member] | Three RTB exchange service providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage					38.00%
Revenues [Member] | One RTB exchange service providers [Member]
Concentration Risk [Line Items]
Concentration risk percentage						87.00%
Revenues [Member] | one SRAX AD Exchange customer and one additional customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			63.00%
Revenues [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				75.00%
Social Reality LLC [Member]
Business Acquisition [Line Items]
Effective date of business acquisition	Jan. 01, 2012
Social Reality LLC [Member] | Class A and Class B common stock [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition	12,328,767